RELATED PARTY TRANSACTIONS 10K	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 15. RELATED PARTY TRANSACTIONS

Transactions with Baruch Halpern

Entities beneficially owned by Baruch Halpern, a director, invested $2.6 million in our subordinated convertible notes and related warrants prior to 2013.  In the three months ended March 31, 2014 and 2013 we paid $57 thousand and $24 thousand of interest on subordinated notes beneficially owned by Mr. Halpern.  The terms of the notes beneficially owned by Mr. Halpern were changed in the Modification.

As a result of the Exchange, warrants beneficially owned by Mr. Halpern for the purchase of up to 185,714 shares of common stock ($14.00 per share exercise price with a July 31, 2017 expiration), related to the subordinated convertible notes were cancelled in exchange for 634,679 shares of our common stock (with a fair value of $2.9 million at time of the Exchange), however the shares will not be issued until after shareholders vote to approve an increase in our authorized shares of common stock.

In connection with the Exchange, other warrants beneficially owned by Mr. Halpern for the purchase of up to 45,683 shares of common stock ($14.00 per share exercise prices and expirations between January 2017 and August 2017) were cancelled in exchange for 75,377 shares of our common stock (with a fair value of $0.3 million at time of the Exchange), however the shares will not be issued until after shareholders vote to approve an increase in our authorized shares of common stock.

Transactions with W. John Short

W. John Short, our chief executive officer and director, invested in our subordinated convertible notes and related warrants $50 thousand in January 2012 and $25 thousand in April 2013.  In the three months ended March 31, 2014 and 2013 we paid approximately $1 thousand of interest on subordinated notes beneficially owned by Mr. Short.  In June 2013, Mr. Short made an election to be paid in stock, rather than cash, for interest accruing under the notes from February 2013 through June 2014.  In connection with the election, in 2013 we issued a PIK warrant with 234 underlying shares of common stock, and increased the shares underlying Mr. Short’s convertible notes by 234 shares as payment for interest accruing under the convertible notes from February 2013 through October 2013.  The terms of the notes beneficially owned by Mr. Short were impacted by the Modification.

As a result of the Exchange, warrants beneficially owned by Mr. Short for the purchase of up to 2,020 shares of common stock ($14.00 per share exercise prices and expirations of July 2017 and May 2018), including the PIK warrant, were cancelled in exchange for 6,674 shares of our common stock, however the shares will not be issued until after shareholders vote to approve an increase in our authorized shares of common stock.

Transactions with Mark McKnight

In January 2014, we purchased all of the outstanding shares of H&N Distribution, Inc. (H&N) for $2.0 million in cash, plus convertible promissory notes for $3.3 million.  Mark McKnight, our current senior vice president of contract manufacturing, and his wife collectively owned a majority interest in H&N prior to the acquisition.  In connection with our acquisition of H&N, Mark McKnight received $0.7 million in cash and a convertible promissory note for $1.4 million and Nicole McKnight, his wife, received $0.7 million in cash and a convertible promissory note for $1.4 million.  The terms of the notes are further described in Note 10.

In January 2014, we entered into a 5% unsecured promissory note with Nicole McKnight for $0.1 million, due in principal installments plus accrued interest on December 31, 2014 and due December 31, 2015.

During the first quarter of 2013, prior to the acquisition, we had product sales totaling $0.1 million to H&N.

NOTE 16. RELATED PARTY TRANSACTIONS

Transactions with Director Baruch Halpern

In January 2012, Baruch Halpern became a member of our board of directors.  Mr. Halpern is the principal in Halpern Capital, Inc. (HC).  Under a February 2011 financial advisor agreement we are obligated to pay HC success fees ranging from 2.5% to 5.0% of the consideration received from certain equity, convertible securities or debt transactions.  We must also issue warrants to purchase shares of common stock that equal from 2.5% to 5.0% of the consideration received in those transactions, divided by either the market price of the common stock or the conversion price of the securities issued in the transaction.  This agreement terminated April 1, 2012, however, we remain obligated to pay HC success fees and issue HC warrants on any transaction with an investor introduced by HC occurring though March 31, 2013.

In connection with the issuance of convertible debt in 2012 we issued the transactional warrants listed below under the terms of our financial advisor agreement with HC.

Date of Warrants	Number of Shares Under Warrants	Exercise Price of Warrant	Expiration Date of Warrant
		(1)
January 2012	1,250	Exercisable immediately at $30.00 per share (2)	January 2017
January 2012	5,563	Exercisable immediately at $20.00 per share (2)	January 2017
May 2012	63	Exercisable immediately at $20.00 per share (2)	May 2017
July 2012	711	Exercisable immediately at $14.00 per share	July 2017
August 2012	268	Exercisable immediately at $14.00 per share	August 2017

(1)	As a result of the July 31, 2012, issuances of convertible debt and related warrants, the exercise prices on these transactional warrants were reduced under the full ratchet antidilution provisions included in the transactional warrants, to $14.00 per share and the number of underlying shares increased to equal the number of original underlying shares times the initial exercise price divided by $14.00 per share.
(2)	In 2013, in connection with the Exchange, these warrants were cancelled in exchange for 75,377 shares of our common stock (with a fair value of $0.3 million at time of the Exchange), however the shares will not be issued until after shareholders vote to approve an increase in our authorized shares of common stock. If shareholders do not approve an increase to the authorized number of shares of common stock by July 1, 2014, the interest rate on the replacement notes will increase from 5% to 10%.

Other transactions with Mr. Halpern, HC and Halpern Entities are summarized below (in thousands):

	2013	2012
Success fees earned by HC under financial advisor agreement payable in cash	$-	$164
Interest earned on convertible debt	306	243
Interest paid on convertible debt	288	242
Payments to HC relevant to HC's class 6 general unsecured creditor claim	-	256

As of December 31, 2013 and 2012, there was less than $0.1 million in accounts payable or accrued expenses due to Mr. Halpern, HC or the Halpern Entities.

In January 2012, we agreed to extend the expiration dates on certain liability warrants held by Mr. Halpern and others, for the purchase of 25,833 shares of common stock at an exercise price of $20.00 per share from July 2014 to January 2017.  The resulting $0.1 million change in the fair value of the warrants was expensed in other income (expense).

As a result of the amendment discussed in Note 9 to these financial statements, the terms of Mr. Halpern’s January 2012 subordinated convertible note were modified such that the maturity date was extended from January to July 2015, the exercise price on the related warrant was reduced from $24.00 per share to $16.00 per share and the number of underlying shares on those warrants was increased from 125,000 to 178,572.  Had the warrant not been amended, the exercise price would have reduced to $14.00 per share under the antidilution provisions in the warrant.

As a result of the Modification, the terms of the subordinated convertible notes beneficially owned by Mr. Halpern in the principal amount of $2.6 million were replaced with subordinated notes under the terms of the Modification.  As a result of the Exchange, the warrants for the purchase of up to 185,714 shares of common stock ($14.00 per share exercise price with a July 31, 2017 expiration), related to the subordinated convertible notes beneficially owned by Mr. Halpern, were cancelled in exchange for 634,679 shares of our common stock (with a fair value of $2.9 million at time of the Exchange), however the shares will not be issued until after shareholders vote to approve an increase in our authorized shares of common stock.  If shareholders do not approve an increase to the authorized number of shares of common stock by July 1, 2014, the interest rate on the replacement notes will increase from 5% to 10%.  Mr. Halpern received consideration in the Modification and Exchange consistent with other subordinated convertible note and warrant holders.  We recognized a gain on extinguishment of $0.4 million on the Modification and Exchange transactions with Mr. Halpern.

Transactions with Other Directors

In April 2012, Henk Hoogenkamp became a member of our board of directors.  Effective January 1, 2012, under a one-year independent contractor consulting agreement, we issued Mr. Hoogenkamp 5,000 shares of our common stock, which were to vest in twelve equal monthly installments during 2012.  In April 2012, in connection with Mr. Hoogenkamp’s appointment to the Board of Directors, we terminated the independent contractor agreement and agreed to immediately vest all of the 5,000 shares of common stock previously granted.  During 2013 and 2012, we paid and expensed less than $0.1 million for cash fees owed under the independent contractor agreements.  We expensed $0.1 million in both 2013 and 2012 for common stock issued under the independent contractor agreements.

W. John Short (CEO and director), Zanesville Partners Fund, LLC, which is beneficially owned by James C. Lintzenich (former director), and the Edward L. McMillan Revocable Trust, which is beneficially owned by Edward L. McMillan (former director), collectively invested $0.1 million in the January 2012 subordinated convertible notes and related warrants issuance.  During 2013 and 2012, we paid and expensed less than $0.1 million for interest on these three subordinated convertible notes.  Their notes were modified in the Modification and the related warrants were cancelled in the Exchange.

W. John Short, CEO and director, invested $50 thousand in the January 2012 subordinated convertible notes and related warrants and $25 thousand in the April 2013 subordinated convertible notes and related warrants.  During 2013 and 2012, we paid less than $1 thousand of interest on the convertible notes.  In June 2013, Mr. Short made a PIK Election for interest accruing under the notes from February 2013 through June 2014.  In connection with the election, we issued to Mr. Short 82 shares of common stock and a PIK warrant, currently with 234 underlying shares of common stock, and we increased the shares underlying Mr. Short’s convertible notes by 234 shares as payment for interest accruing under the convertible notes from February 2013 through October 2013.